TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE AND OTHER RECEIVABLES.
Schedule of total trade and other receivables

	Group	Group
	2024	2023
	$’000	$’000
Trade and other receivables	140	1,131
Prepaids	628	1,355
Other taxation and social security	2,311	1,349
Total trade and other receivables	3,079	3,835